Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible Assets	Details of intangible assets as of December 31, 2021 and 2020 are as follows:

	December 31, 2021
	(In millions of Korean Won)
	Acquisition price		Accumulated amortization(*)		Carrying Amount
Software	₩	14,491	₩	(13,227)	₩	1,264
Industrial property rights	1,083		(600)		483
Other intangible assets	6,264		(4,669)		1,595
Total	₩	21,838	₩	(18,496)	₩	3,342

	December 31, 2020
	(In millions of Korean Won)
	Acquisition price		Accumulated amortization(*)		Carrying Amount
Software	₩	14,303	₩	(12,069)	₩	2,234
Industrial property rights	859		(527)		332
Other intangible assets	4,546		(3,749)		797
Total	₩	19,708	₩	(16,345)	₩	3,363
(*)Accumulated amortization includes the amount of accumulated impairment loss.

Summary of Changes in Intangible Assets	Changes in intangible assets for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021
	Software	Industrial property rights	License	Other intangible assets	Total
	(In millions of Korean won)
Beginning balance	₩ 2,234	₩ 332	₩ —	₩ 797	₩ 3,363
Acquisitions/Capital expenditure	116	224	—	1,676	2,016
Amortization	(1,088)	(73)	—	(587)	(1,748)
Disposals	(15)	—	—	—	(15)
Impairment(*)	—	—	—	(281)	(281)
Foreign exchange differences	17	—	—	(10)	7
Ending balance	₩ 1,264	₩ 483	₩ —	₩ 1,595	₩ 3,342
(*)The Group recognized Korean Won 281 million of impairment loss as carrying amount of the other intangible assets exceeded recoverable amount as of December 31, 2021.

	2020
	Software	Industrial property rights	License	Other intangible assets	Total
	(In millions of Korean won)
Beginning balance	₩ 1,144	₩ 186	₩ —	₩ 387	₩ 1,717
Acquisitions/Capital expenditure	1,986	185	—	725	2,896
Amortization	(897)	(39)	—	(201)	(1,137)
Disposals	—	—	—	—	—
Impairment(*)	—	—	—	(115)	(115)
Foreign exchange differences	1	—	—	1	2
Ending balance	₩ 2,234	₩ 332	₩ —	₩ 797	₩ 3,363
(*)The Group recognized Korean Won 115 million of impairment loss as carrying amount of the license exceeded recoverable amount as of December 31, 2020.

	2019
	Software	Industrial property rights	License	Other intangible assets	Total
	(In millions of Korean won)
Beginning balance	₩ 991	₩ 72	₩ 57	₩ 43	₩ 1,163
Acquisitions/Capital expenditure	951	153	—	410	1,514
Amortization	(807)	(27)	(5)	(66)	(905)
Disposals	(8)	(12)	—	—	(20)
Impairment(*)	—	—	(52)	—	(52)
Foreign exchange differences	17	—	—	—	17
Ending balance	₩ 1,144	₩ 186	₩ —	₩ 387	₩ 1,717
(*)The Group recognized Korean Won 52 million of impairment loss as carrying amount of the license exceeded recoverable amount as of December 31, 2019.

Summary of Classification of Amortization in Statements of Comprehensive Income	Classification of amortization in the statements of comprehensive income for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021		2020		2019
	(In millions of Korean won)
Cost of revenues	₩	737	₩	479	₩	101
Selling, general and administrative expenses	931		597		745
Research and development	80		61		59
Total	₩	1,748	₩	1,137	₩	905